UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Cash Reserves

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	.37%	$ 1,000.00	$ 1,000.20	$ 1.85
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.09	$ 1.87

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/10	% of fund's investments 11/30/09	% of fund's investments 5/31/09
0 - 30	58.8	44.4	31.7
31 - 90	28.8	33.0	38.5
91 - 180	10.4	12.9	18.2
181 - 397	2.0	9.7	11.6
Weighted Average Maturity
	5/31/10	11/30/09	5/31/09
Cash Reserves	41 Days	64 Days	81 Days
All Taxable Money Market Funds Average*	39 Days	51 Days	51 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Corporate Bonds 0.1%	Corporate Bonds 0.1%
Commercial Paper 18.9%	Commercial Paper 16.6%
Bank CDs, BAs, TDs, and Notes 49.8%	Bank CDs, BAs, TDs, and Notes 51.2%
Government Securities † 13.8%	Government Securities † 20.0%
Repurchase Agreements 18.1%	Repurchase Agreements 12.8%
Other Investments 0.0%	Other Investments 0.1%
Net Other Assets** (0.7)%	Net Other Assets** (0.8)%

† Includes FDIC Guaranteed Corporate Securities and Federal Financing Bank Supported Student Loan Short-Term Notes
** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
6/4/10	0.35% (e)	$ 181,000	$ 181,000
Certificates of Deposit - 41.3%

Domestic Certificates Of Deposit - 0.1%
State Street Bank & Trust Co., Boston
8/11/10	0.40	84,000	84,000
London Branch, Eurodollar, Foreign Banks - 11.1%
Bank of Montreal
6/7/10 to 6/14/10	0.31 to 0.32	792,000	792,000
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	781,000	781,000
Credit Agricole SA
6/1/10 to 7/26/10	0.25 to 0.45 (e)	3,430,000	3,430,000
Credit Industriel et Commercial
6/1/10 to 8/9/10	0.39 to 0.50	1,889,000	1,889,000
HSBC Bank PLC
8/31/10 to 12/21/10	0.53 to 0.72	1,211,000	1,211,000
ING Bank NV
6/8/10 to 7/30/10	0.25 to 0.45	1,927,000	1,927,000
Landesbank Hessen-Thuringen
7/8/10 to 10/6/10	0.63 to 0.68	1,444,000	1,444,000
National Australia Bank Ltd.
7/7/10 to 8/19/10	0.30 to 0.44	1,666,000	1,666,015
UniCredit SpA
6/3/10 to 6/16/10	0.30	877,000	877,000
			14,017,015
New York Branch, Yankee Dollar, Foreign Banks - 30.1%
Banco Bilbao Vizcaya Argentaria SA New York Branch
6/1/10 to 6/17/10	0.28 to 0.39 (e)	1,296,000	1,296,003
Bank of Montreal
6/17/10 to 6/25/10	0.36 to 0.49 (e)	626,000	626,000
Bank of Nova Scotia
6/7/10 to 8/25/10	0.29 to 0.45 (e)	3,545,000	3,545,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Tokyo-Mitsubishi
6/17/10 to 7/16/10	0.27 to 0.41%	$ 4,555,000	$ 4,555,000
Barclays Bank PLC New York Branch
6/8/10	0.46 (e)	570,000	570,000
BNP Paribas New York Branch
6/2/10 to 9/20/10	0.27 to 0.45	4,006,000	4,006,000
BNP Paribas SA
8/5/10 to 8/12/10	0.40	997,000	997,000
Calyon New York Branch
7/6/10	0.40	1,013,000	1,013,000
Canadian Imperial Bank of Commerce New York Branch
6/9/10 to 6/17/10	0.35 to 0.37 (e)	1,641,000	1,641,000
Commerzbank AG New York Branch
7/14/10 to 8/10/10	0.40 to 0.45	659,000	659,000
Deutsche Bank AG New York Branch
7/28/10	0.46	1,000,000	1,000,000
Dnb Nor Bank ASA New York Branch
8/20/10	0.45	338,000	338,000
Intesa Sanpaolo SpA New York Branch
6/23/10	0.39 (e)	205,000	205,000
Mizuho Corporate Bank Ltd.
6/2/10 to 6/15/10	0.25 to 0.35	1,005,000	1,005,000
Natexis Banques Populaires New York Branch
6/1/10 to 6/18/10	0.30 to 0.45	1,571,000	1,571,000
Natixis New York Branch
6/22/10	1.47 (e)	661,000	661,000
Rabobank Nederland
6/7/10 to 6/30/10	0.28 to 0.35 (e)	2,210,000	2,210,000
Rabobank Nederland New York Branch
6/3/10 to 9/7/10	0.28 to 0.34 (e)	3,058,000	3,058,010
Royal Bank of Canada
7/1/10	0.61 (e)	900,000	900,000
Royal Bank of Canada New York Branch
6/14/10 to 6/29/10	0.34 to 0.35 (e)	418,000	418,000
Royal Bank of Canada New York Branch
8/13/10	0.36	500,000	500,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Skandinaviska Enskilda Banken New York Branch
6/7/10 to 6/17/10	0.35 to 0.40%	$ 872,000	$ 872,000
Societe Generale
8/5/10	0.65 (e)	228,000	228,000
Societe Generale Institutional CD Program
6/2/10 to 6/7/10	0.31 to 0.33 (e)	1,853,000	1,853,000
Sumitomo Mitsui Banking Corp.
6/23/10 to 6/28/10	0.35 to 0.40	991,000	991,000
Svenska Handelsbanken AB
8/19/10	0.44	196,000	196,000
Svenska Handelsbanken New York
9/15/10	0.54	1,000,000	1,000,015
Toronto-Dominion Bank
6/7/10 to 6/29/10	0.28 to 0.35 (e)	254,000	254,000
Toronto-Dominion Bank New York Branch
6/4/10 to 12/20/10	0.28 to 0.50 (e)	1,236,000	1,236,000
UBS AG
6/8/10	0.30	380,000	380,000
			37,784,028
TOTAL CERTIFICATES OF DEPOSIT			51,885,043
Commercial Paper - 18.9%

Abbott Laboratories
7/26/10	0.39 (e)	582,000	582,000
American Honda Finance Corp.
8/10/10	0.35	151,000	150,897
Australia & New Zealand Banking Group Ltd.
8/24/10 to 8/31/10	0.44 to 0.45	344,000	343,625
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/8/10 to 6/22/10	0.25 to 0.28	1,139,000	1,138,887
Commerzbank U.S. Finance, Inc.
6/14/10 to 8/10/10	0.40 to 0.45	2,391,000	2,390,024
Commonwealth Bank of Australia
8/12/10	0.41	86,000	85,929
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Credit Suisse New York Branch
6/11/10 to 8/2/10	0.30 to 0.44%	$ 1,968,000	$ 1,966,964
CVS Caremark Corp.
6/1/10 to 6/10/10	0.40 to 0.49 (e)	472,000	471,990
Dakota Notes (Citibank Credit Card Issuance Trust)
6/3/10 to 6/17/10	0.25 to 0.40	644,730	644,688
Danske Corp.
7/6/10 to 8/31/10	0.35 to 0.55	763,000	762,342
DnB NOR Bank ASA
6/1/10 to 9/3/10	0.27 to 0.53 (e)	1,414,000	1,413,367
Gotham Funding Corp.
6/11/10	0.37	100,000	99,990
Groupe BPCE
6/17/10 to 6/22/10	0.45	235,000	234,945
Hannover Funding Co. LLC
6/22/10 to 6/28/10	0.65	559,000	558,774
Intesa Funding LLC
9/9/10 to 9/16/10	0.35	1,267,000	1,265,753
Irish Republic
6/10/10	0.40	262,000	261,974
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63	470,000	469,598
Natexis Banques Populaires U.S. Finance Co. LLC
6/1/10 to 6/18/10	0.30 to 0.45	1,564,000	1,563,826
Nationwide Building Society
6/1/10	0.25	94,000	94,000
Norddeutsche Landesbank
6/1/10 to 6/21/10	0.40 to 0.55	372,000	371,954
Nordea North America, Inc.
7/6/10 to 11/4/10	0.30 to 0.53	1,770,000	1,767,977
Salisbury Receivables Co. LLC
6/9/10	0.35	40,000	39,997
Skandinaviska Enskilda Banken AB
6/7/10	0.35	29,000	28,998
Societe Generale North America, Inc.
6/3/10 to 6/28/10	0.36 to 0.40	1,629,000	1,628,819
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Mitsui Banking Corp.
6/21/10 to 7/1/10	0.40%	$ 332,000	$ 331,913
Sumitomo Trust & Banking Co. Ltd. New York Branch
6/28/10	0.44	252,000	251,917
Svenska Handelsbanken, Inc.
7/7/10	0.30	340,000	339,898
Toronto Dominion Holdings (USA)
10/28/10	0.40	200,000	199,669
Toyota Credit Canada, Inc.
7/21/10	0.52	25,000	24,982
Toyota Motor Credit Corp.
6/8/10 to 8/25/10	0.33 to 0.58	603,000	602,573
UBS Finance, Inc.
6/10/10 to 7/13/10	0.35 to 0.44	1,932,000	1,931,359
Westpac Banking Corp.
6/14/10 to 6/16/10	0.37 to 0.39 (e)	1,727,000	1,727,000
TOTAL COMMERCIAL PAPER			23,746,629
U.S. Government and Government Agency Obligations - 3.0%

Other Government Related - 3.0%
Bank of America NA (FDIC Guaranteed)
6/14/10 to 7/29/10	0.29 to 0.38 (d)(e)	1,944,995	1,944,995
Citibank NA (FDIC Guaranteed)
6/30/10	0.34 (d)(e)	50,000	50,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/10 to 3/11/11	0.34 to 0.46 (d)(e)	1,333,070	1,334,885
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
8/3/10	0.39 (c)	350,000	349,761
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			3,679,641
Federal Agencies - 2.5%

Federal Home Loan Bank - 2.5%
6/4/10 to 11/24/10	0.26 to 0.76 (e)	3,194,500	3,194,132
U.S. Treasury Obligations - 8.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 7.7%
6/3/10 to 12/16/10	0.20 to 0.60%	$ 9,707,150	$ 9,697,856
U.S. Treasury Notes - 0.6%
6/15/10 to 8/15/10	0.40 to 0.59	750,000	753,451
TOTAL U.S. TREASURY OBLIGATIONS			10,451,307
Bank Notes - 0.8%

Bank of America NA
6/2/10 to 6/7/10	0.25 to 0.33 (e)	1,004,000	1,004,000
Medium-Term Notes - 6.1%

Banque Federative du Credit Mutuel
8/27/10	1.04 (b)(e)	538,000	538,000
Berkshire Hathaway, Inc.
8/10/10	0.35 (e)	110,000	110,000
BNP Paribas SA
8/13/10	0.67 (e)	696,000	696,000
BP Capital Markets PLC
6/11/10	0.39 (e)	450,000	450,000
Cellco Partnership
6/27/10	0.89 (b)(e)	555,000	555,000
Commonwealth Bank of Australia
6/4/10 to 6/15/10	0.33 to 0.39 (b)(e)	1,607,000	1,607,000
Metropolitan Life Global Funding I
9/2/10	1.29 (b)(e)	217,500	217,500
Royal Bank of Canada
6/15/10	0.78 (b)(e)	750,000	750,000
Verizon Communications, Inc.
6/15/10	0.76 (e)	575,000	575,000
Westpac Banking Corp.
6/23/10 to 8/11/10	0.31 to 0.44 (b)(e)	2,228,000	2,228,000
TOTAL MEDIUM-TERM NOTES			7,726,500
Short-Term Notes - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

Metropolitan Life Insurance Co.
7/1/10	0.64% (e)(h)	$ 175,000	$ 175,000
Time Deposits - 0.6%

Banco Santander SA
6/23/10 to 7/9/10	0.35 to 0.40	745,000	745,000
Municipal Securities - 0.9%

Arizona Health Facilities Auth. Rev. Series 2008 B, VRDN
6/4/10	0.27 (e)	26,300	26,300
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, VRDN
6/4/10	0.23 (e)	51,850	51,850
California Hsg. Fin. Agcy. Rev. Series 2001 U, VRDN
6/4/10	0.31 (e)(f)	1,025	1,025
California Hsg. Fin. Agcy. Rev. Series 2003 H, VRDN
6/4/10	0.31 (e)(f)	485	485
California Hsg. Fin. Agcy. Rev. Series 2006 F1, VRDN
6/4/10	0.27 (e)(f)	38,380	38,380
California Hsg. Fin. Agcy. Rev. Series 2007 H, VRDN
6/4/10	0.27 (e)(f)	40,000	40,000
California Hsg. Fin. Agcy. Rev. Series 2007 K, VRDN
6/4/10	0.27 (e)(f)	25,000	25,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Series 2010 A, VRDN
6/4/10	0.30 (e)	50,000	50,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Series A, VRDN
6/4/10	0.30 (e)(f)	25,200	25,200
Houston Util. Sys. Rev. Series 2004 B1, VRDN
6/4/10	0.27 (e)	37,300	37,300
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Series A, VRDN
6/4/10	0.26 (e)(f)	30,400	30,400
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2008 B, VRDN
6/4/10	0.27 (e)	40,400	40,400
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2008 A1, VRDN
6/4/10	0.27 (e)	83,535	83,535
Michigan Hosp. Fin. Auth. Rev. Series 2007, VRDN
6/4/10	0.27 (e)	50,000	50,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, VRDN
6/4/10	0.26 (e)	21,275	21,275
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Nassau County Indl. Dev. Agcy. Series 2007 C, VRDN
6/4/10	0.28% (e)	$ 27,200	$ 27,200
New York City Gen. Oblig. Series 2004 H6, VRDN
6/4/10	0.30 (e)	30,880	30,880
New York Hsg. Fin. Agcy. Rev. Series 1997 A, VRDN
6/4/10	0.25 (e)(f)	56,700	56,700
New York Hsg. Fin. Agcy. Rev. Series 2005 A, VRDN
6/4/10	0.25 to 0.27 (e)(f)	58,000	58,000
New York Hsg. Fin. Agcy. Rev. Series 2006 A, VRDN
6/4/10	0.25 (e)(f)	34,000	34,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, VRDN
6/4/10	0.30 (e)(f)	14,000	14,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 A, VRDN
6/4/10	0.27 (e)	19,900	19,900
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, VRDN
6/4/10	0.27 (e)	16,950	16,950
Philadelphia School District Series 2008 A2, VRDN
6/4/10	0.27 (e)	58,475	58,475
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. VRDN
6/4/10	0.27 (e)	50,000	50,000
Port of Portland Arpt. Rev. Series 2009 A2, VRDN
6/4/10	0.28 (e)	28,875	28,875
Red River Ed. Fin. Corp. Ed. Rev. Series 2000, VRDN
6/4/10	0.25 (e)	25,600	25,600
Riverside Elec. Rev. Series 2008 B, VRDN
6/4/10	0.28 (e)	56,725	56,725
Simi Valley Multi-family Hsg. Rev. Series A, VRDN
6/4/10	0.27 (e)(f)	12,500	12,500
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, VRDN
6/4/10	0.27 (e)	52,880	52,880
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, VRDN
6/4/10	0.30 (e)	10,100	10,100
TOTAL MUNICIPAL SECURITIES		1,073,935
Repurchase Agreements - 18.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.21% dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) #	$ 4,626,051	$ 4,625,943
With:
Banc of America Securities LLC at 0.37%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations valued at $98,884,065, 0%, 6/1/39 - 5/1/40)	96,004	96,000
Barclays Capital, Inc. at:
0.34%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations valued at $1,134,895,796, 0% - 8.16%, 1/18/11 - 5/25/40)	1,100,042	1,100,000
0.37%, dated 5/28/10 due 6/1/10 (Collateralized by Commercial Paper Obligations valued at $103,004,234, 6/15/10 - 7/27/10)	100,004	100,000
0.45%, dated:
5/14/10 due 6/4/10 (Collateralized by Mortgage Loan Obligations valued at $81,488,196, 0.5% - 5.89%, 12/19/36 - 8/10/45)	77,020	77,000
5/17/10 due 6/17/10 (Collateralized by Equity Securities valued at $318,659,796)	295,114	295,000
0.47%, dated 5/28/10 due 6/1/10:
(Collateralized by Commercial Paper Obligations valued at $99,915,218, 6/2/10 - 7/1/10)	97,005	97,000
(Collateralized by Equity Securities valued at $2,160,137)	2,000	2,000
0.5%, dated:
5/17/10 due 6/17/10 (Collateralized by Corporate Obligations valued at $84,257,550, 0.48% - 8.5%, 7/26/10 - 7/2/37)	78,034	78,000
5/26/10 due 6/9/10 (Collateralized by Mortgage Loan Obligations valued at $210,162,613, 0.48% - 7.87%, 2/5/19 - 1/15/49)	196,038	196,000
0.55%, dated 5/25/10 due 6/24/10 (Collateralized by Mortgage Loan Obligations valued at $208,230,922, 0.45% - 5.94%, 2/5/19 - 6/11/50)	195,089	195,000
0.57%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $107,614,834, 5.38% - 12.25%, 12/12/11 - 9/15/36)	100,006	100,000
0.67%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $1,558,109,192, 0% - 9.25%, 6/9/10 - 1/1/49)	1,449,108	1,449,000
BNP Paribas Securities Corp. at:
0.22%, dated:
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $199,877,393, 4.5% - 5.5%, 2/25/24 - 7/15/38)	194,107	194,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at:
4/16/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $199,876,172, 4.5% - 5.5%, 2/25/24 - 6/15/39)	$ 194,107	$ 194,000
0.35%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $577,522,459, 0.91% - 10.25%, 6/15/10 - 7/5/59)	550,021	550,000
Citigroup Global Capital Markets, Inc. at 0.23%, dated 4/26/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $201,461,814, 0% - 14.95%, 11/25/10 - 1/15/45)	197,101	197,000
Credit Suisse Securities (USA) LLC at 0.3%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations valued at $507,509,371, 0% - 6.5%, 6/8/10 - 4/20/40)	497,017	497,000
Deutsche Bank Securities, Inc. at:
0.26%, dated 5/20/10 due 7/19/10 (Collateralized by U.S. Government Obligations valued at $740,584,178, 7%, 8/1/38)	726,315	726,000
0.42%, dated 5/4/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $206,068,309, 0% - 12.25%, 2/1/11 - 7/19/46)	191,205	191,000
0.45%, dated:
3/24/10 due:
6/22/10 (Collateralized by Mortgage Loan Obligations valued at $108,110,918, 0.51% - 6.21%, 12/22/14 - 11/20/48)	95,107	95,000
6/25/10 (Collateralized by Mortgage Loan Obligations valued at $206,682,676, 0% - 10.38%, 1/26/12 - 6/15/68)	191,222	191,000
6/30/10 (Collateralized by Mortgage Loan Obligations valued at $103,059,485, 0% - 11.5%, 5/1/13 - 6/15/68)	95,116	95,000
4/8/10 due 7/7/10 (Collateralized by Mortgage Loan Obligations valued at $207,572,424, 0% - 11%, 9/15/11 - 6/15/68)	191,215	191,000
4/13/10 due 7/12/10 (Collateralized by Mortgage Loan Obligations valued at $209,022,667, 0.51% - 12.5%, 6/1/12 - 6/15/68)	191,215	191,000
4/20/10 due:
7/20/10 (Collateralized by Corporate Obligations valued at $104,014,843, 0.42% - 11.5%, 9/15/10 - 6/15/68)	95,108	95,000
7/22/10 (Collateralized by Corporate Obligations valued at $205,884,550, 0% - 12%, 9/15/10 - 2/10/51)	191,222	191,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
4/28/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $204,491,316, 0.52% - 0.13%, 4/1/11 - 1/25/47)	$ 190,214	$ 190,000
4/30/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $204,954,956, 0% - 12.25%, 2/1/11 - 2/15/51)	190,214	190,000
0.47%, dated 5/10/10 due:
8/9/10 (Collateralized by Mortgage Loan Obligations valued at $103,471,371, 0% - 9.52%, 5/1/13 - 6/15/68)	96,114	96,000
8/12/10 (Collateralized by Corporate Obligations valued at $103,276,860, 0% - 12%, 4/1/11 - 6/15/68)	96,118	96,000
Goldman Sachs & Co. at 0.32%, dated 5/27/10 due 6/3/10 (Collateralized by Commercial Paper Obligations valued at $285,322,680, 6/1/10 - 8/4/10) (e)(g)	277,017	277,000
ING Financial Markets LLC at:
0.23%, dated:
3/15/10 due 7/9/10 (Collateralized by U.S. Government Obligations valued at $451,057,405, 3.2% - 6.11%, 9/1/35 - 9/1/47)	442,328	442,000
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $394,848,821, 2.09% - 6.28%, 11/1/23 - 5/1/38)	387,223	387,000
4/26/10 due 7/26/10 (Collateralized by U.S. Government Obligations valued at $392,144,949, 0.76% - 6.04%, 2/1/16 - 6/1/42)	384,223	384,000
0.56%, dated 5/24/10 due 8/23/10 (Collateralized by Corporate Obligations valued at $201,614,724, 1.32% - 10.75%, 7/26/10 - 6/30/66)	192,272	192,000
J.P. Morgan Securities, Inc.:
at:
0.28%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations valued at $930,093,207, 0% - 9.5%, 2/1/18 - 5/15/40)	903,028	903,000
0.42%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $113,402,062, 3.88% - 10.18%, 4/1/11 - 12/15/48)	108,005	108,000
0.64%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $2,009,979,464, 0.25% - 8%, 3/15/11 - 12/31/39)	1,863,132	1,863,000
0.68%, dated 5/25/10 due 7/26/10 (Collateralized by Corporate Obligations valued at $112,356,417, 0.53%, 1/20/19)	107,125	107,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
J.P. Morgan Securities, Inc. at:
0.72%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $424,142,326, 0% - 13.17%, 10/11/10 - 6/7/52)	$ 395,032	$ 395,000
at 0.42%, dated 5/28/10 due 6/1/10 (Collateralized by Equity Securities valued at $444,449,631)	400,019	400,000
Merrill Lynch, Pierce, Fenner & Smith at 0.77%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $11,650,460, 0% - 12.38%, 6/15/10 - 9/30/66)	11,001	11,000
Morgan Stanley & Co., Inc.:
at:
0.4%, dated 5/19/10 due 6/18/10 (Collateralized by Corporate Obligations valued at $143,870,778, 0.28% - 8.3%, 6/11/10 - 1/18/39)	137,046	137,000
0.45%, dated 4/5/10 due 6/4/10 (Collateralized by Corporate Obligations valued at $309,332,261, 0.48% - 12.5%, 7/26/10 - 3/31/56)	289,217	289,000
0.55%, dated 5/21/10 due 6/21/10 (Collateralized by Mortgage Loan Obligations valued at $80,863,588, 5.8%, 8/10/45)	77,036	77,000
0.7%, dated 4/14/10 due 7/13/10 (Collateralized by Corporate Obligations valued at $824,809,104, 0% - 13.89%, 12/15/10 - 11/20/52)	764,335	763,000
at 0.25%, dated 4/8/10 due 8/20/10 (Collateralized by U.S. Government Obligations valued at $373,859,490, 2.43% - 12%, 7/1/11 - 12/01/40)	366,341	366,000
RBC Capital Markets Co. at:
0.35%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $517,670,131, 0.29% - 10.75%, 6/23/10 - 8/1/41)	493,019	493,000
0.49%, dated 5/5/10 due 6/7/10 (Collateralized by Mortgage Loan Obligations valued at $286,035,541, 0% - 8%, 6/25/17 - 6/25/47)	267,120	267,000
0.55%, dated 5/21/10 due 8/20/10 (Collateralized by Corporate Obligations valued at $117,545,798, 0% - 5.35%, 3/1/41 - 2/1/47)	107,149	107,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $113,198,328, 1.5% - 5.25%, 4/15/11 - 12/15/37)	107,468	107,000
RBS Securities, Inc. at 0.68%, dated 5/21/10 due 6/18/10 (Collateralized by Corporate Obligations valued at $670,605,681, 0% - 19.24%, 10/25/12 - 5/5/55)	624,330	624,000
RBS Securities, Inc. at 0.22%, dated 4/22/10 due 6/21/10 (Collateralized by U.S. Government Obligations valued at $196,907,083, 4.5% - 6.5%, 10/1/18 - 3/1/47)	193,071	193,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.23%, dated 4/28/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $392,791,913, 4.5% - 5.94%, 2/1/25 - 12/1/38)	$ 385,192	$ 385,000
0.45%, dated:
4/29/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $164,234,824, 4.9% - 13%, 9/15/10 - 5/20/38)	152,173	152,000
5/6/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $82,105,719, 1.63% - 12.5%, 5/23/11 - 12/17/36)	76,086	76,000
5/10/10 due 8/9/10 (Collateralized by Corporate Obligations valued at $201,256,379, 0.02% - 0.56%, 6/15/18 - 4/15/22)	191,217	191,000
0.5%, dated 5/18/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $156,132,443, 0.03% - 0.12%, 8/15/18 - 11/14/22)	147,184	147,000
0.55%, dated 5/12/10 due 8/10/10 (Collateralized by Corporate Obligations valued at $75,366,528, 0% - 5%, 8/16/10 - 12/15/38)	58,080	58,000
0.58%, dated 5/18/10 due 8/19/10 (Collateralized by Corporate Obligations valued at $84,258,329, 0% - 9%, 12/15/11 - 4/1/63)	78,117	78,000
Wells Fargo Securities, LLC at:
0.35%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations valued at $1,022,272, 0% - 10.75%, 6/30/10 - 12/27/17)	1,000	1,000
0.4%, dated 4/27/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $115,165,455, 0.54% - 8.25%, 6/2/10 - 3/1/20)	110,111	110,000
0.46%, dated 5/6/10 due 8/6/10 (Collateralized by Commercial Paper Obligations valued at $113,957,788, 6/9/10 - 6/1/12)	110,129	110,000
TOTAL REPURCHASE AGREEMENTS		22,780,943
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $126,643,130)		126,643,130
NET OTHER ASSETS - (0.7)%		(941,565)
NET ASSETS - 100%		$ 125,701,565
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,895,500,000 or 4.7% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $349,761,000 or 0.4% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $3,329,880,000 or 2.6% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,000,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.64%, 7/1/10	3/26/02	$ 175,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,625,943,000 due 6/01/10 at 0.21%
BNP Paribas Securities Corp.	$ 342,236
Bank of America, NA	840,816
Barclays Capital, Inc.	564,689
Citigroup Global Markets, Inc.	205,341
Credit Agricole Securities (USA) Inc	136,894
Credit Suisse Securities (USA) LLC	273,789
Deutsche Bank Securities, Inc.	410,683
ING Financial Markets LLC	205,341
J.P. Morgan Securities, Inc.	273,789
Merrill Lynch Government Securities, Inc.	136,894
Morgan Stanley & Co., Inc.	136,894
RBC Capital Markets Corp.	37,646
RBS Securities, Inc.	136,894
Societe Generale, New York Branch	342,236
UBS Securities LLC	219,031
Wachovia Bank NA	273,789
Wells Fargo Securities LLC	88,981
$ 4,625,943
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $22,780,943) - See accompanying schedule: Unaffiliated issuers (cost $126,643,130)		$ 126,643,130
Cash		1,042
Receivable for investments sold Regular delivery		272,000
Delayed delivery		91,091
Receivable for fund shares sold		1,297,368
Interest receivable		70,300
Prepaid expenses		79
Other receivables		1,364
Total assets		128,376,374

Liabilities
Payable for investments purchased	$ 1,550,015
Payable for fund shares redeemed	1,084,324
Distributions payable	28
Accrued management fee	17,942
Other affiliated payables	19,770
Other payables and accrued expenses	2,730
Total liabilities		2,674,809

Net Assets		$ 125,701,565
Net Assets consist of:
Paid in capital		$ 125,691,170
Undistributed net investment income		214
Accumulated undistributed net realized gain (loss) on investments		10,181
Net Assets, for 125,670,526 shares outstanding		$ 125,701,565
Net Asset Value, offering price and redemption price per share ($125,701,565 ÷ 125,670,526 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010

Investment Income
Interest		$ 264,791

Expenses
Management fee	$ 110,795
Transfer agent fees	119,669
Accounting fees and expenses	1,688
Custodian fees and expenses	725
Independent trustees' compensation	218
Registration fees	522
Audit	160
Legal	330
Interest	4
Miscellaneous	735
Total expenses before reductions	234,846
Expense reductions	(199)	234,647
Net investment income		30,144
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		588
Net increase in net assets resulting from operations		$ 30,732

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,144	$ 1,062,798
Net realized gain (loss)	588	17,703
Net increase in net assets resulting from operations	30,732	1,080,501
Distributions to shareholders from net investment income	(29,930)	(1,062,808)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	137,913,133	262,868,900
Reinvestment of distributions	29,648	1,053,473
Cost of shares redeemed	(144,809,976)	(266,430,526)
Net increase (decrease) in net assets and shares resulting from share transactions	(6,867,195)	(2,508,153)
Total increase (decrease) in net assets	(6,866,393)	(2,490,460)

Net Assets
Beginning of period	132,567,958	135,058,418
End of period (including undistributed net investment income of $214 and $0, respectively)	$ 125,701,565	$ 132,567,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.008	.031	.050	.046	.027
Distributions from net investment income	- E	(.008)	(.031)	(.050)	(.046)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	.77%	3.12%	5.08%	4.66%	2.75%
Ratios to Average Net Assets D
Expenses before reductions	.37% A	.41%	.39%	.43%	.45%	.43%
Expenses net of fee waivers, if any	.37% A	.41%	.39%	.43%	.45%	.43%
Expenses net of all reductions	.37% A	.41%	.39%	.43%	.45%	.43%
Net investment income	.05% A	.77%	3.05%	4.97%	4.60%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 125,702	$ 132,568	$ 135,058	$ 110,363	$ 87,413	$ 64,104

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 126,643,130

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Repurchase Agreements - continued

settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $220,597. The weighted average interest rate was 0.03% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $37,071 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets. During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $199.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CAS-USAN-0710
1.786809.107

Fidelity®
U.S. Government Reserves

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	.27%	$ 1,000.00	$ 1,000.10	$ 1.35**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.59	$ 1.36**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been ..32% and the expenses paid in the actual and hypothetical examples above would have been $1.60 and $1.61, respectively.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/10	% of fund's investments 11/30/09	% of fund's investments 5/31/09
0 - 30	59.4	58.9	55.4
31 - 90	30.2	19.2	23.4
91 - 180	8.8	7.2	6.4
181 - 397	1.6	14.7	14.8
Weighted Average Maturity
	5/31/10	11/30/09	5/31/09
Fidelity U.S. Government Reserves	42 Days	62 Days	69 Days
Government Retail Money Market Funds Average*	42 Days	54 Days	55 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Federal Agency Issues 38.6%	Federal Agency Issues 39.6%
U.S. Treasury Obligations 9.6%	U.S. Treasury Obligations 16.8%
Other Government Related† 13.2%	Other Government Related 0.0%
Repurchase Agreements 38.1%	Repurchase Agreements 45.8%
Net Other Assets 0.5%	Net Other Assets** (2.2)%

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

* Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 13.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 13.2%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

6/21/10 to 7/6/10	0.25 to 0.34% (b)	$ 206,000	$ 205,963
7/1/10 to 8/2/10	0.25 to 0.39 (b)	239,000	238,924
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			444,887
Federal Agencies - 38.6%

Federal Home Loan Bank - 37.7%
6/1/10 to 6/1/11	0.18 to 0.76 (c)	1,272,750	1,272,409
Freddie Mac - 0.9%
10/27/10	0.32	29,000	28,962
TOTAL FEDERAL AGENCIES			1,301,371
U.S. Treasury Obligations - 9.6%

U.S. Treasury Bills - 9.2%
6/3/10 to 9/23/10	0.39 to 0.55	309,573	309,366
U.S. Treasury Notes - 0.4%
6/30/10	0.48	14,000	14,026
TOTAL U.S. TREASURY OBLIGATIONS			323,392
Repurchase Agreements - 38.1%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) #	$ 1,094,090	1,094,064
With:
BNP Paribas Securities Corp. at:
0.22%, dated 3/4/10 due 7/8/10 (Collateralized by U.S. Government Obligations valued at $31,947,366, 1.01% - 6.5%, 10/15/15 - 3/25/37)	31,024	31,000
0.25%, dated 5/25/10 due 7/26/10 (Collateralized by U.S. Government Obligations valued at $37,081,803, 0.65% - 6%, 10/15/15 - 6/25/40)	36,016	36,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at 0.26%, dated 5/20/10 due 7/19/10 (Collateralized by U.S. Government Obligations valued at $20,401,768, 7%, 10/1/38)	$ 20,009	$ 20,000
ING Financial Markets LLC at:
0.2%, dated 2/25/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $13,268,974, 5.95%, 4/1/37)	13,009	13,000
0.23%, dated 4/30/10 due 7/29/10 (Collateralized by U.S. Government Obligations valued at $78,295,110, 0.58% - 1.34%, 1/25/22 - 6/25/37)	76,044	76,000
Morgan Stanley & Co., Inc. at 0.2%, dated 2/26/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $13,319,989, 2.15% - 14%, 6/1/10 - 2/1/40)	13,009	13,000
TOTAL REPURCHASE AGREEMENTS		1,283,064
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $3,352,714)		3,352,714
NET OTHER ASSETS - 0.5%		17,728
NET ASSETS - 100%		$ 3,370,442
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $444,887,000, or 13.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,094,064,000 due 6/01/10 at 0.21%
BNP Paribas Securities Corp.	$ 80,941
Bank of America, NA	198,858
Barclays Capital, Inc.	133,552
Citigroup Global Markets, Inc.	48,565
Credit Agricole Sec USA Inc	32,376
Credit Suisse Securities (USA) LLC	64,753
Deutsche Bank Securities, Inc.	97,129
ING Financial Markets LLC	48,565
J.P. Morgan Securities, Inc.	64,753
Merrill Lynch Government Securities, Inc.	32,376
Morgan Stanley & Co., Inc.	32,376
RBC Capital Markets Corp.	8,903
RBS Securities, Inc.	32,376
Societe Generale, New York Branch	80,941
UBS Securities LLC	51,802
Wachovia Bank NA	64,753
Wells Fargo Securities LLC	21,045
$ 1,094,064
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,283,064) - See accompanying schedule: Unaffiliated issuers (cost $3,352,714)		$ 3,352,714
Receivable for investments sold		85,000
Receivable for fund shares sold		7,173
Interest receivable		2,040
Prepaid expenses		3
Total assets		3,446,930

Liabilities
Payable for investments purchased	$ 53,980
Payable for fund shares redeemed	21,687
Accrued management fee	483
Other affiliated payables	316
Other payables and accrued expenses	22
Total liabilities		76,488

Net Assets		$ 3,370,442
Net Assets consist of:
Paid in capital		$ 3,369,993
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		448
Net Assets, for 3,369,660 shares outstanding		$ 3,370,442
Net Asset Value, offering price and redemption price per share ($3,370,442 ÷ 3,369,660 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Interest		$ 5,136

Expenses
Management fee	$ 3,105
Transfer agent fees	2,401
Accounting fees and expenses	161
Custodian fees and expenses	10
Independent trustees' compensation	6
Registration fees	55
Audit	21
Legal	10
Miscellaneous	25
Total expenses before reductions	5,794
Expense reductions	(846)	4,948
Net investment income		188
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		120
Net increase in net assets resulting from operations		$ 308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 188	$ 23,284
Net realized gain (loss)	120	162
Net increase in net assets resulting from operations	308	23,446
Distributions to shareholders from net investment income	(187)	(23,287)
Distributions to shareholders from net realized gain	(158)	-
Total distributions	(345)	(23,287)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,122,678	4,390,330
Reinvestment of distributions	342	23,109
Cost of shares redeemed	(1,764,534)	(5,118,012)
Net increase (decrease) in net assets and shares resulting from share transactions	(641,514)	(704,573)
Total increase (decrease) in net assets	(641,551)	(704,414)

Net Assets
Beginning of period	4,011,993	4,716,407
End of period (including undistributed net investment income of $1 and undistributed net investment income of $0, respectively)	$ 3,370,442	$ 4,011,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.005	.027	.049	.046	.027
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	.005	.027	.049	.046	.027
Distributions from net investment income	- E	(.005)	(.027)	(.049)	(.046)	(.027)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	- E	(.005)	(.027)	(.049)	(.046)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.49%	2.71%	5.02%	4.67%	2.76%
Ratios to Average Net Assets D
Expenses before reductions	.32% A	.34%	.34%	.37%	.38%	.35%
Expenses net of fee waivers, if any	.27% A	.34%	.34%	.37%	.38%	.35%
Expenses net of all reductions	.27% A	.34%	.34%	.36%	.37%	.35%
Net investment income	.01% A	.50%	2.62%	4.90%	4.61%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 3,370	$ 4,012	$ 4,716	$ 3,472	$ 3,233	$ 2,530

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Government Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 3,352,714

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $19,415. The weighted average interest rate was .02% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases. During the period the income-based portion of this fee was $1,007 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $846.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FUS-USAN-0710
1.786820.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 27, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 27, 2010